Supplemental Cash Flow Information	6 Months Ended
Jun. 30, 2021
Supplemental Cash Flow Elements [Abstract]
Supplemental Cash Flow Information	Supplemental Cash Flow Information
The following is a tabular reconciliation of the Partnership's cash, cash equivalents and restricted cash balances for the periods presented in the Partnership's consolidated statements of cash flows.

	June 30, 2021	December 31, 2020	June 30, 2020	December 31, 2019
	$	$	$	$
Cash and cash equivalents	144,206	206,762	226,328	160,221
Restricted cash – current	8,610	8,358	11,544	53,689
Restricted cash – long-term	37,384	42,823	54,603	39,381
	190,200	257,943	292,475	253,291

The Partnership maintains restricted cash deposits relating to certain term loans, collateral for cross currency swaps (see Note 11), performance bond collateral and amounts received from charterers to be used only for dry-docking expenditures and emergency repairs.